Note 21 - Non-current assets and disposal groups classified as held for sale (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[1]	€ 85,987,000,000	€ 3,079,000,000	€ 2,001,000,000
Foreclosures And Recoveries [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		1,398,000,000	1,647,000,000	2,210,000,000
Other Assets From Property Plant And Equipment Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		480,000,000	310,000,000	433,000,000
Business Sale - Assets [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[2]	84,792,000,000	1,716,000,000	29,000,000
Accrued Amortization [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[3]	(89,000,000)	(51,000,000)	(44,000,000)
Impairment Losses [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(594,000,000)	(543,000,000)	(628,000,000)
Total Member
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		85,987,000,000	3,079,000,000	2,001,000,000
Companies In The Process Of Sale Liabilities [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[2]	75,446,000,000	1,554,000,000	0
Total Liabilities Held For Sale Disposable Groups [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 75,446,000,000	€ 1,554,000,000	€ 0

[1]	(*) 2018 figures correspo nd mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[2]	(**) 2020 figures correspond mainly to the sale of BBVA´s stake in BBVA USA (see Note 3). 2019 figures correspond mainly to the BBVA´s stake in BBV A Paraguay (see Note 3).
[3]	(***) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".